SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 98.1%
Other Asset-Backed Securities — 98.1%

Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
9.277%, TSFR3M + 3.862%, 01/20/2032(A)(B)	$2,000	$1,967
Benefit Street Partners CLO V, Ser 2018-5BA, Cl B
7.827%, TSFR3M + 2.412%, 04/20/2031(A)(B)	2,750	2,721
BlueMountain CLO XXXV, Ser 2022-35A, Cl A
6.962%, TSFR3M + 1.550%, 07/22/2035(A)(B)	1,000	995
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl C
7.808%, TSFR3M + 2.412%, 10/19/2029(A)(B)	1,500	1,474
Galaxy XV CLO, Ser 2017-15A, Cl DR
8.656%, TSFR3M + 3.262%, 10/15/2030(A)(B)	1,040	1,020
LCM XXV, Ser 2017-25A, Cl C2
7.977%, TSFR3M + 2.562%, 07/20/2030(A)(B)	750	733
Marble Point CLO XVIII, Ser 2021-2A, Cl A1R
6.866%, TSFR3M + 1.472%, 10/15/2034(A)(B)	1,000	993
MidOcean Credit CLO III, Ser 2018-3A, Cl BR
7.474%, TSFR3M + 2.062%, 04/21/2031(A)(B)	1,250	1,239
Mountain View CLO XV, Ser 2020-2A, Cl B1
7.806%, TSFR3M + 2.412%, 01/15/2033(A)(B)	1,500	1,483
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl B1N
7.927%, TSFR3M + 2.512%, 04/20/2030(A)(B)	2,000	1,889
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.406%, TSFR3M + 4.012%, 10/15/2034(A)(B)	1,250	1,162
Ocean Trails Clo X, Ser 2021-10A, Cl DR
9.376%, TSFR3M + 3.982%, 10/15/2034(A)(B)	1,500	1,390
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R
8.444%, TSFR3M + 3.050%, 10/15/2035(A)(B)	1,250	1,249
Shackleton CLO, Ser 2018-5RA, Cl C
7.792%, TSFR3M + 2.412%, 05/07/2031(A)(B)	1,600	1,560
TCW CLO, Ser 2022-2A, Cl A1R
6.696%, TSFR3M + 1.280%, 10/20/2032(A)(B)	1,000	993

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
THL Credit Lake Shore MM CLO I, Ser 2021-1A, Cl A1R
7.356%, TSFR3M + 1.962%, 04/15/2033(A)(B)	$1,250	$1,239
THL Credit Wind River CLO, Ser 2018-1A, Cl C1
7.827%, TSFR3M + 2.412%, 10/20/2030(A)(B)	750	738
Venture XXX CLO, Ser 2017-30A, Cl C
7.606%, TSFR3M + 2.212%, 01/15/2031(A)(B)	1,000	958
Wind River CLO, Ser 2021-3A, Cl D
9.027%, TSFR3M + 3.612%, 07/20/2033(A)(B)	1,000	918

Total Asset-Backed Securities
(Cost $24,681) ($ Thousands)		24,721

Total Investments in Securities — 98.1%
(Cost $24,681) ($ Thousands)		$24,721

Percentages are based on Net Assets of $25,191 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $24,721 ($ Thousands), representing 98.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

SEI Alternative Income Fund

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